Segment reporting (Tables)	3 Months Ended
Mar. 31, 2022
Operating Segments [Abstract]
Segment As Adjusted EBITDA	The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended March 31,
		2022	2021
	Note	€m	€m
Profit for the period		56.0	49.3
Taxation		17.0	14.4
Net financing costs	7	14.6	40.3
Depreciation & amortization		21.2	16.8
Acquisition purchase price adjustments		—	2.3
Exceptional items	6	19.0	10.8
Other add-backs		3.7	3.6
Adjusted EBITDA		131.5	137.5

External Revenue by Geography

	For the three months ended March 31,
	2022	2021
	€m	€m
United Kingdom	197.9	195.4
Italy	122.8	127.7
Germany	102.0	114.5
France	49.3	51.7
Sweden	38.1	39.8
Austria	34.7	38.3
Norway	34.0	31.5
Spain	17.3	18.6
Rest of Europe	136.8	89.9
Total external revenue by geography	732.9	707.4